Land Use Rights	12 Months Ended
Dec. 31, 2010
Land Use Rights [Abstract]
LAND USE RIGHTS

(7)	LAND USE RIGHTS

Land use rights represent fees paid to the government and a company controlled by Mr. Peng Xiaofeng (“Mr. Peng”), the Company’s shareholder, to obtain the rights to use certain land over periods ranging from 49.5 to 50 years in the PRC.